ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowances for accounts receivable
Movement of allowances
Beginning of the year	$ 47,582,217	$ 9,505,481	$ 7,956,036
Allowances made (reversed) during the year, net	(1,897,423)	43,240,595	6,552,926
Accounts written-off against allowances	(7,877,676)	(5,325,908)	(5,053,538)
Foreign exchange effect	675,709	162,049	50,057
Closing balance	38,482,827	47,582,217	9,505,481
Allowances for advances to suppliers
Movement of allowances
Beginning of the year	38,545,487	38,123,721	19,389,542
Allowances made (reversed) during the year, net	855,066	370,622	17,728,681
Foreign exchange effect	646,277	51,144	1,005,498
Closing balance	$ 40,046,830	$ 38,545,487	$ 38,123,721